Income taxes - Effective Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Taxes [Abstract]
Income before income taxes	$ 182.5	$ 125.2	$ 30.5
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate (as a percent)	25.43%	25.38%	25.30%
Income tax at expected statutory rate	$ 46.4	$ 31.8	$ 7.7
Non-deductible (taxable) items	0.2	(0.3)	0.4
Non-deductible stock option expense	0.9	0.4	1.4
Effect of foreign tax rates	(9.4)	(2.9)	(0.3)
Non-deductible (taxable) foreign exchange loss (gain)	0.7	(0.1)	(0.1)
Other items	0.1	0.2	(0.2)
Income tax expense	$ 38.9	$ 29.1	$ 8.9